Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 12,710	$ 10,703	$ 6,331